Deferred Income Tax Assets and Liabilities (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Bottom of range
Deferred Income Tax Assets And Liabilities [Line Items]
Expiration period for estimated accumulated non capital losses	2033
Top of range
Deferred Income Tax Assets And Liabilities [Line Items]
Expiration period for estimated accumulated non capital losses	2036
Canada
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	$ 24,075
Amount for which no deferred income tax asset is recognized	0
Germany
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	2,554
Amount for which no deferred income tax asset is recognized	$ 0
Expiration dates for estimated accumulated non capital losses	Indefinite
Austria
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	$ 340,600
Amount for which no deferred income tax asset is recognized	$ 340,600
Expiration dates for estimated accumulated non capital losses	Indefinite
Uganda
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	$ 51,563
Amount for which no deferred income tax asset is recognized	$ 46,253
Expiration dates for estimated accumulated non capital losses	Indefinite
Malta
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	$ 98,354
Amount for which no deferred income tax asset is recognized	$ 70,056
Expiration dates for estimated accumulated non capital losses	Indefinite